Financial Instruments (Details) (USD $)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
Debt Instrument [Line Items]
Net unamortized fair value changes in long term debt	$ 40,000,000	$ 57,000,000
Derivatives, Fair Value [Line Items]
Number of forward starting interest rate swap held	3
Derivatives designated as hedges [Abstract]
Interest rate swaps	1,800,000,000	1,550,000,000
Interest Rate Swap [Member] | Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses relating to the ineffectiveness of derivative instruments	2,000,000	1,000,000
Other current assets [Member] | Interest Rate Swap [Member]
Derivatives designated as hedges [Abstract]
Asset derivatives designated as hedges	24,000,000	0
Other non-currents assets [Member] | Forward Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Number of forward starting interest rate swap held	3
Anticipated debt issuance	1,000,000,000.0
Derivatives designated as hedges [Abstract]
Asset derivatives designated as hedges	0	0
Other non-currents assets [Member] | Interest Rate Swap [Member]
Derivatives designated as hedges [Abstract]
Asset derivatives designated as hedges	$ 39,000,000	$ 63,000,000